American Century Investments®
Quarterly Portfolio Holdings
International Growth Fund
August 31, 2026

International Growth Fund - Schedule of Investments
AUGUST 31, 2026 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.2%
Australia — 3.3%
ANZ Group Holdings Ltd.	791,490	21,060,607
APA Group	1,176,790	9,175,356
Macquarie Group Ltd.	61,920	11,103,978
NEXTDC Ltd.(1)	741,100	7,316,944
Rio Tinto Ltd.	179,880	22,482,699
		71,139,584
Austria — 1.3%
Erste Group Bank AG	192,000	26,986,232
Belgium — 1.9%
Anheuser-Busch InBev SA	229,880	18,191,336
Argenx SE(1)	11,160	11,456,104
UCB SA	44,240	11,074,342
		40,721,782
Canada — 3.8%
Aritzia, Inc.(1)	155,140	14,783,607
Canadian Pacific Kansas City Ltd.	154,730	14,333,695
Dollarama, Inc.	51,470	6,501,571
Intact Financial Corp.	44,810	8,673,602
Quebecor, Inc., Class B	345,470	15,302,430
TC Energy Corp.	361,600	22,641,256
		82,236,161
China — 0.4%
Contemporary Amperex Technology Co. Ltd., Class H(2)	122,600	9,322,416
Denmark — 2.8%
Carlsberg AS, B Shares	67,560	9,254,667
Novonesis Novozymes B, B Shares	402,620	28,925,150
Orsted AS(1)	1,059,030	22,304,807
		60,484,624
Finland — 0.5%
Neste OYJ	316,120	11,807,769
France — 9.9%
Air Liquide SA	157,062	30,897,910
Airbus SE	99,460	22,699,207
BNP Paribas SA	292,640	34,840,963
L'Oreal SA	53,460	23,803,407
Safran SA	35,170	13,745,834
Schneider Electric SE	144,937	49,609,096
Societe Generale SA	357,870	30,145,606
Vallourec SACA	326,581	7,104,432
		212,846,455
Germany — 5.4%
Bayerische Motoren Werke AG	149,030	10,692,184
Deutsche Boerse AG	93,260	31,164,598
Infineon Technologies AG	288,311	18,794,151
Knorr-Bremse AG	102,690	12,555,962
SAP SE	143,480	31,578,520
Siemens Energy AG	76,000	12,517,770
		117,303,185

Greece — 0.7%
Alpha Bank SA	2,868,210	15,212,225
Hong Kong — 2.1%
AIA Group Ltd.	2,281,200	22,053,730
Hong Kong Exchanges & Clearing Ltd.	128,100	6,925,907
Techtronic Industries Co. Ltd.	932,000	16,028,895
		45,008,532
Ireland — 1.8%
AIB Group PLC	2,971,150	37,804,601
Israel — 0.5%
Teva Pharmaceutical Industries Ltd., ADR(1)	300,170	10,821,129
Italy — 5.1%
Davide Campari-Milano NV(2)	1,337,200	9,026,176
Eni SpA	888,610	24,290,543
Ferrari NV	76,380	32,337,127
Generali(2)	333,520	17,253,588
Prysmian SpA	67,670	9,458,690
Saipem SpA(2)	3,337,400	17,754,747
		110,120,871
Japan — 21.4%
Advantest Corp.	64,700	13,540,891
ARCHION Corp.(1)	2,211,600	3,816,380
Asics Corp.	486,300	13,637,277
Fast Retailing Co. Ltd.	24,500	11,054,345
Fujikura Ltd.	426,100	14,528,069
Ibiden Co. Ltd.	72,100	9,106,580
Keyence Corp.	92,400	48,144,650
Kyushu Electric Power Co., Inc.	1,630,800	20,666,436
Marubeni Corp.(2)	582,300	17,814,947
Mitsubishi Corp.	532,800	15,966,036
Mitsubishi Electric Corp.	363,300	12,579,887
Mitsubishi Estate Co. Ltd.	765,200	18,012,371
Mitsubishi UFJ Financial Group, Inc.	738,700	16,841,349
MS&AD Insurance Group Holdings, Inc.	879,800	27,944,453
Murata Manufacturing Co. Ltd.	171,000	7,599,259
NEC Corp.	384,500	11,724,268
Panasonic Holdings Corp.	760,700	21,211,527
Recruit Holdings Co. Ltd.	202,200	22,899,884
Ryohin Keikaku Co. Ltd.	1,401,200	37,973,771
Sanrio Co. Ltd.	1,092,300	8,811,051
Sony Group Corp.	431,100	10,652,894
Sumitomo Mitsui Financial Group, Inc.	1,044,300	44,829,451
Terumo Corp.	2,370,400	37,355,310
Tokyo Electron Ltd.	43,900	15,365,065
		462,076,151
Netherlands — 5.9%
ABN AMRO Bank NV, CVA	401,220	19,455,232
Adyen NV(1)	7,600	9,205,603
ASML Holding NV	54,350	92,179,353
BE Semiconductor Industries NV	33,200	7,558,981
		128,399,169
Singapore — 1.1%
Singapore Telecommunications Ltd.	6,710,100	23,926,883
South Korea — 0.6%
SK Hynix, Inc.	10,280	12,441,756

Spain — 2.6%
CaixaBank SA	1,567,620	23,902,837
Iberdrola SA	1,418,472	33,024,567
		56,927,404
Sweden — 1.8%
Atlas Copco AB, A Shares	1,399,610	30,038,329
Epiroc AB, A Shares	345,570	9,522,130
		39,560,459
Switzerland — 6.9%
Cie Financiere Richemont SA, Class A	89,910	21,398,367
Galderma Group AG(1)	99,277	20,585,293
Givaudan SA	3,820	15,489,722
Julius Baer Group Ltd.	125,780	11,679,382
Lonza Group AG	35,370	25,206,584
Roche Holding AG	65,080	28,369,731
Zurich Insurance Group AG	34,510	25,253,911
		147,982,990
Taiwan — 1.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	346,000	26,002,528
United Kingdom — 17.8%
Admiral Group PLC	267,050	14,483,963
Anglo American PLC	476,580	27,017,535
Antofagasta PLC	300,660	16,041,767
ARM Holdings PLC, ADR(1)	53,470	12,934,928
AstraZeneca PLC	171,690	27,679,516
BAE Systems PLC	1,018,920	27,954,787
Barclays PLC	1,513,100	10,034,885
BP PLC	4,134,940	29,576,368
British American Tobacco PLC	578,260	32,130,313
Burberry Group PLC(1)	655,540	9,488,841
Compass Group PLC	512,720	15,603,057
Haleon PLC	3,236,791	16,122,632
IMI PLC	422,110	17,585,497
Lloyds Banking Group PLC	15,365,030	22,653,148
London Stock Exchange Group PLC	96,150	11,654,196
National Grid PLC	1,326,680	20,929,683
Rolls-Royce Holdings PLC	1,381,350	28,074,778
Standard Chartered PLC	900,630	26,156,251
Tesco PLC	3,152,670	19,517,914
		385,640,059
United States — 0.4%
Viking Holdings Ltd.(1)	97,180	8,371,085
TOTAL COMMON STOCKS (Cost $1,588,311,459)		2,143,144,050
SHORT-TERM INVESTMENTS — 1.0%
Money Market Funds — 1.0%
State Street Navigator Securities Lending Government Money Market Portfolio(3) (Cost $22,878,414)	22,878,414	22,878,414
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $1,611,189,873)		2,166,022,464
OTHER ASSETS AND LIABILITIES — (0.2)%		(5,370,802)
TOTAL NET ASSETS — 100.0%		$2,160,651,662

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	24.4%
Industrials	17.0%
Information Technology	14.4%
Consumer Discretionary	10.3%
Health Care	8.7%
Materials	6.6%
Consumer Staples	5.2%
Energy	5.1%
Utilities	4.9%
Communication Services	1.8%
Real Estate	0.8%
Short-Term Investments	1.0%
Other Assets and Liabilities	(0.2)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CVA	–	Certificaten Van Aandelen
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $42,357,427. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $45,111,797, which includes securities collateral of $22,233,383.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$32,127,142	$2,111,016,908	—
Short-Term Investments	22,878,414	—	—
	$55,005,556	$2,111,016,908	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.